LONG-TERM DEBT - Bank Credit and Letter of Credit Facilities (Details) $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 16,751,000,000		$ 15,967,000,000
Short-term borrowings	1,221,000,000		2,238,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,200,000,000
Revolving Credit Facility | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	0.00%	0.00%
Revolving Credit Facility | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	1.75%	1.75%
Revolving Credit Facility | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	0.85%	0.85%
Revolving Credit Facility | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	2.75%	2.75%
Bank and Letter of Credit Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,300,000,000		3,300,000,000
Available liquidity	2,600,000,000		1,600,000,000
Long-term debt	100,000,000		100,000,000
Commercial paper program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 571,000,000	$ 449	$ 1,600,000,000	$ 1,223	$ 1,605,000,000	$ 1,177